Master Trust Investments - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Net assets	$ 830,885,452	$ 766,511,407
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Net assets	734,736,237	512,053,624
Master Trust Balances | Ingredion common stock
EBP, Master Trust [Line Items]
Net assets	19,688,733	25,611,171
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Net assets	75,155,264	228,439,096
Master Trust Balances | Money market mutual funds
EBP, Master Trust [Line Items]
Net assets	1,305,218	407,516
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Net assets	697,288,290	641,618,161
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Net assets	619,087,468	421,564,054
Plan's Interest in Master Trust Balances | Ingredion common stock
EBP, Master Trust [Line Items]
Net assets	15,864,071	20,073,575
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Net assets	61,413,159	199,709,502
Plan's Interest in Master Trust Balances | Money market mutual funds
EBP, Master Trust [Line Items]
Net assets	$ 923,592	$ 271,030